STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)
17.	STOCKHOLDERS’ EQUITY

Series A Preferred Stock

Effective April 8, 2020, the Company exchanged an aggregate of approximately $7.0 million of all its then-outstanding notes, representing principal and accrued interest through April 7, 2020, for 1,391 shares Series A Preferred Stock. The shares of Series A Preferred Stock were recorded at fair value of $11.6 million (before reduction of $0.029 million related to issue costs) based on a per share fair value of $0.008 million. The per share fair value was determined using the number of common stock shares in a conversion (3,333 = $0.005 million original issue price divided by $1.50 conversion price) multiplied by the $2.50 market price of a share of common stock.

Each share of Series A Preferred Stock had a $0.005 million issue price. Dividends accrued on the issue price at a rate of 10.0% per annum and were payable to holders of Series A Preferred Stock as if declared by the Board. As the Company did not pay the dividends in cash, the unpaid accrued dividends was settled upon conversion to shares of common stock, the Company recorded dividends distributable at the contractual dividend rate. The dividends were cumulative and accrued starting from the April 8, 2020 issuance date.

Each share of Series A Preferred Stock was convertible into the number of shares of common stock equal to the issue price divided by the conversion price of $1.50. Upon conversion of the Series A Preferred Stock, all accrued and unpaid dividends were converted to common stock utilizing the same conversion formula. The conversion price was subject to proportional adjustment for certain transactions relating to the Company’s common stock, including stock splits, stock dividends and similar transactions. Holders of Series A Preferred Stock were entitled to a liquidation preference in the event of any liquidation, dissolution or winding up of the Company.

On April 9, 2021, the Board of Directors declared a cash dividend in the amount of $750 per share of Series A Convertible Preferred Stock, par value $0.001 per share, outstanding at the close of business on April 12, 2021 (the record date), in the aggregate amount of $1.0 million. In connection therewith, the Company and each holder of Series A Convertible Preferred Stock agreed that effective April 15, 2021, the Series A Convertible Preferred Stock, plus accrued unpaid dividends thereon be converted to 4,636,649 shares of common stock, with an additional 695,498 shares of common stock issued in exchange for all accrued and unpaid dividends.

Warrants

During the six months ended May 31, 2021, the Company raised $1.2 million through warrant exercises, where 486,684 warrants were exercised at a contractual price of $2.50 per warrant for 486,684 shares of common stock. During the three months ended May 31, 2021, the Company raised $1.0 million through warrant exercises, where 433,265 warrants were exercised at a contractual price of $2.50 per warrant for 433,265 shares of common stock.

During March 2020, the Company raised approximately $3.2 million through early warrant exercises, where 1,997,911 warrants were exercised for 1,997,911 shares of common stock. The warrant exercise price was reduced from $2.50 to $1.60 per warrant to induce warrant holders to exercise. The Company recorded warrant inducement expense of $0.8 million, which represents the difference between fair value at the reduced price of $1.60 per warrant and fair value at the contractual price of $2.50. The fair values of the warrants at $1.60 and $2.50 were determined using a Monte Carlo simulation model.

During the six months ended May 31, 2020, a warrant holder exercised 11,792 warrants for 11,792 shares of common stock at an exercise price of $1.80 per warrant for proceeds of $0.02 million. During the six months ended May 31, 2020, the Company issued 49,842 warrants to those note holders who returned interest checks and accepted payment in kind of units consisting of then convertible notes with a face value of $0.1 million together with 400 warrants for every $1,000 of accrued interest to satisfy $0.1 million of accrued interest that was payable through October 31, 2019. The warrants are each exercisable for one share of common stock at an exercise price of $2.50 per share on or before October 22, 2023. The Company also issued 15,000 warrants as payment to a consultant for marketing services. The warrants are each exercisable for one share of common stock at an exercise price of $2.50 per share on or before February 5, 2021.

The following table summarizes warrant activity, which includes the incentive warrants, during the six months ended May 31, 2021:

		Weighted-Average
		Exercise
	Number of	Price
	Warrants	$
Outstanding at November 30, 2020	585,739	2.40
Granted	—	—
Exercised	(486,684)	2.50
Outstanding at May 31, 2021	99,055	1.91
Exercisable at May 31, 2021	99,055	1.91

14.	STOCKHOLDERS’ EQUITY (DEFICIT)

Series A Preferred Stock

Effective April 8, 2020, the Company exchanged an aggregate of approximately $6,950,000 of all its then-outstanding convertible notes, representing principal and accrued interest through April 7, 2020, for 1,391 shares Series A Preferred Stock (the “Exchange”). As the Exchange was accounted for as a debt extinguishment, the shares of Series A Preferred Stock were recorded at fair value of $11,591,623 (before reduction of $29,150 related to issue costs) based on a per share fair value of $8,333. The per share fair value was determined using the number of common stock shares in a conversion (33,333 = $5,000 original issue price divided by $0.15 conversion price) multiplied by the $0.25 market price of a share of common stock. See the “Warrants” section below and Note 13, “Convertible Notes Payable and Derivative Liabilities,” for additional information.

Each share of Series A Preferred Stock has a $5,000 issue price. Dividends accrue on the issue price at a rate of 10.0% per annum and are payable to holders of Series A Preferred Stock as, when and if declared by the Board. As the Company will likely not pay the dividends in cash, and instead, the unpaid accrued dividends will be settled upon conversion to shares of common stock, the Company will record dividends distributable at the contractual dividend rate upon declaration. The dividends are cumulative and shall accrue starting from the April 8, 2020 issuance date. Dividends distributable of $0.4 million at November 30, 2020, have not yet been declared by the Board.

Each share of Series A Preferred Stock is convertible into the number of shares of common stock equal to the issue price divided by the conversion price of $0.15. Upon conversion of the Series A Preferred Stock, all accrued and unpaid dividends will be converted to common stock utilizing the same conversion formula. The conversion price is subject to proportional adjustment for certain transactions relating to the Company’s common stock, including stock splits, stock dividends and similar transactions. Holders of Series A Preferred Stock are entitled to a liquidation preference in the event of any liquidation, dissolution or winding up of the Company. Holders may convert their shares of Series A Preferred Stock into common stock at any time and the Company has the right to cause each holder to convert their shares of Series A Preferred Stock at any time after the eighteen (18) month anniversary of the original issue date if the common stock has traded for more than twenty (20) consecutive trading days above $0.50 (as adjusted for stock splits, stock dividends and similar transactions). Holders of shares of Series A Preferred Stock are not entitled to vote with the holders of common stock, however, for so long as there are 423 shares of Series A Preferred Stock outstanding, the Company is required to obtain the consent of the holders of the Series A Preferred Stock to take certain corporate actions, including to incur indebtedness in excess of $250,000 in the aggregate. In addition, the Company agreed to use its reasonable best efforts to register the shares of common stock issuable upon conversion of the Series A Preferred Stock in due course following the Exchange.

Warrants

Upon the April 2020 closing of the Exchange, in accordance with the security purchase agreements, as amended, pursuant to which the convertible notes were issued, the Company issued 1,498,418 warrants to the holders reflecting 4,000 warrants for each $1,000 of unpaid interest accrued on the Notes. The Warrants are exercisable for one share of common stock at an exercise price of $0.25 per share on or before either October 22, 2023 (for Warrants issued for interest accrued on convertible notes issued in October 2019, April 2019 and May 2019) or January 22, 2024 (for warrants issued for interest accrued on convertible notes issued in July 2019 and September 2019 and related January 2020 Notes). As the transaction was accounted for as a debt extinguishment (See Note 13, “Convertible Notes Payable and Derivative Liabilities,” for additional information), the warrants were recorded at fair value of $239,747 using a Monte Carlo simulation model.

During January 2020, the Company issued 498,418 warrants to those note holders who returned interest checks and accepted payment in kind of units consisting of convertible notes with a face value of $124,603 together with 4,000 warrants for every $1,000 of accrued interest to satisfy $124,603 of accrued interest that was payable through October 31, 2019. The warrants are each exercisable for one share of common stock at an exercise price of $0.25 per share on or before October 22, 2023.

During February 2020, the Company also issued 150,000 warrants as payment to a consultant for marketing services. The warrants are each exercisable for one share of common stock at an exercise price of $0.25 per share on or before February 5, 2021. See Note 15, “Stock-Based Compensation,” for additional information.

On September 16, 2019, the Company entered into a securities purchase agreement with two investors to sell a total of 818.0 units, for aggregate principal of $818,000, at a price of $1,000 per unit, consisting of (i) $1,000 10% interest secured convertible promissory note, convertible into the Company’s common stock at a conversion price of $0.15 per share and (ii) four thousand warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before January 22, 2024. The Company issued 3,272,000 warrants in connection with this transaction. The relative grant date fair value of these warrants was estimated at $363,846 using the Binomial Lattice option pricing model and is reflected in additional paid-in capital.

On July 22, 2019, the Company entered into a securities purchase agreement with several investors to sell a total of 2,282.5 units, for aggregate principal of $2,282,500, at a price of $1,000 per unit, consisting of (i) $1,000 10% interest secured convertible promissory note, convertible into the Company’s common stock at a conversion price of $0.15 per share and (ii) four thousand warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before January 22, 2024. The Company issued 9,130,000 warrants in connection with this transaction. The relative grant date fair value of these warrants was estimated at $1,038,081 using the Binomial lattice option pricing model and is reflected in additional paid-in capital.

On April 22, 2019 and May 20, 2019, the Company entered into a securities purchase agreement with several accredited investors to sell a total of 2,080.265 units, for aggregate principal of $2,080,265, at a price of $1,000 per unit, consisting of (i) $1,000 10% interest secured convertible promissory note, convertible into the Company’s common stock at a conversion price of $0.15 per share and (ii) four thousand warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before October 22, 2023. The Company issued 8,321,058 warrants in connection with this transaction. The relative grant date fair value of these warrants was estimated at $888,444 using the Binomial lattice option pricing model and is reflected in additional paid-in capital.

On October 22, 2018, the Company entered into a securities purchase agreement with several accredited investors to sell 1,275.0 units, for aggregate principal of $1,275,000, at a price of $1,000 per unit, consisting of (i) $1,000 10% interest convertible promissory note convertible into the Company’s common stock at a conversion price of $0.15 per share, and (ii) four thousand warrants each exercisable for one share of common stock at an exercise price of $0.25 per share on or before the five-year anniversary of the issuance. Pursuant to this private placement, the Company issued 5,100,000 warrants. The grant date fair value of these warrants was estimated at $524,089 using the Binomial lattice option pricing model and is reflected in additional paid-in capital.

During the year ended November 30, 2019, the Company also issued 750,000 incentive warrants each to two consultants to purchase common shares. The warrants are each exercisable for one share of common stock at an exercise price of $0.155 per share on or before December 3, 2021. See Note 15, “Stock-Based Compensation,” for additional information.

The assumptions that the Company used to determine the grant-date fair value of warrants granted for the years ended November 30, 2020 and 2019 were as follows:

	2020	2019
Risk free rate	0.35 – 1.57%	1.69 – 3.05%
Expected dividends	0%	0%
Expected volatility	98.28 – 109.93%	150 – 159%
Expected life	3.54 – 3.77 years	4.35 – 5 years
Market price of the Company's common stock on date of grant	$0.25	$0.14 – 0.16
Exercise price	$0.25	$0.25

Based on the Company’s stock price, provisions allowing for early termination of outstanding warrants issued in connection with the Company’s October 2018 financing were triggered on October 23, 2020. On October 25, 2020, the Company notified holders of the October 2018 warrants exercisable at $0.25 that it was exercising its early termination right and that the respective warrants would expire November 27, 2020. Between October 25, 2020 and November 27, 2020, holders of 1,890,787 warrants issued during the October 2018 financing and outstanding as of October 25, 2020 exercised warrants for 1,890,787 shares of common stock, generating approximately $470,000.

Based on the Company’s stock price, provisions allowing for early termination of two issuances of outstanding warrants issued in connection with the Company’s 2017 financing were triggered on May 29, 2020 and June 1, 2020, respectively. On June 3, 2020, the Company notified holders of 572,354 warrants exercisable at $0.15 that it is exercising its early termination right and that the respective warrants would expire July 3, 2020. On June 8, 2020, the Company notified holders of 17,773,881 warrants exercisable at $0.18 that it is exercising its early termination right and that the respective warrants would expire on August 31, 2020. Between June 1, 2020 and August 31, 2020, all holders of these 18,346,235 warrants issued during the 2017 financing and outstanding as of June 1, 2020 exercised those warrants for 18,346,235 shares of common stock, generating approximately $3,300,000. An additional 992,614 warrants that were issued in connection with the Company’s 2018 and 2019 private placements and exercisable at $0.25 were also exercised for 992,614 shares of common stock, raising approximately $200,000. In addition, in July 2020 a former consultant exercised 750,000 warrants exercisable at $0.155 pursuant to an agreement with the Company providing for cashless exercise of those warrants and resulting in the issuance of 683,190 shares of common stock.

During May 2020, a warrant holder exercised 117,925 warrants for 117,925 shares of common stock at an exercise price of $0.18 per warrant for proceeds of approximately $21,000.

During March 2020, the Company raised approximately $3,200,000 through early warrant exercises, where 19,979,107 warrants were exercised for 19,979,107 shares of common stock. These warrants were issued on October 22, 2018, April 22, 2019, May 20, 2019, July 22, 2019, September 16, 2019 and January 15, 2020. The warrant exercise price was reduced from $0.25 to $0.16 per warrant to induce warrant holders to exercise. The Company recorded warrant inducement expense of $845,415 during the year ended November 30, 2020, which represents the difference between fair value at the reduced price of $0.16 per warrant and fair value at the contractual price of $0.25. The fair values of the warrants at $0.16 and $0.25 were determined using a Monte Carlo simulation model.

The following table summarizes warrant activity, which includes the incentive warrants, for the year ended November 30, 2020:

	Number of Warrants	Weighted-Average Exercise Price $

Outstanding, November 30, 2018	26,041,160	0.19
Granted	22,223,058	0.25
Expired	(2,476,999)	(0.16)
Outstanding, November 30, 2019	45,787,219	0.22
Granted	2,146,836	0.25
Exercised	(42,076,668)	(0.21)
Outstanding, November 30, 2020	5,857,386	0.24

Exercisable, November 30, 2020	5,857,386	0.24
Exercisable. November 30, 2019	45,037,219	0.22

The warrants outstanding at the end of the year had weighted-average remaining contract lives as follows:

	2020	2019
	(years)	(years)
Total outstanding warrants	2.82	3.55
Total exercisable warrants	2.82	3.50

Shares to be Issued

On June 8, 2020, the Company issued 72,000 shares of the Company’s common stock to an employee for services rendered through May 31, 2020. As the stock price was $0.60 on the date the shares of common stock were issued, the Company recognized payroll expense on shares to be issued of $43,200. The Company maintained an amount of $20,000 in shares to be issued, which represented an obligation to issue shares to former employee. During November 2020, the former employee elected to settle the amount due for the services rendered in cash, resulting in no future obligation to issue shares at November 30, 2020.